UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--146.9%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--3.9%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.05	6/1/39	11,915,000	12,106,474
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	4,180,000	4,304,188
Arizona--.5%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	2,220,000	2,220,200
Arkansas--.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,500,000	2,548,875
California--9.2%
California,
GO (Various Purpose)	5.50	4/1/14	4,605,000 a	5,066,881
California,
GO (Various Purpose)	5.25	11/1/27	4,240,000	4,385,093
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,950,796
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 a	3,998,550
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	5,000,000	5,095,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	15,000,000	14,598,900
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	2,315,059
Colorado--4.0%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest

Obligated Group)	5.90	8/1/37	2,500,000	2,431,450
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project)	8.50	12/1/31	1,970,000	2,056,503
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,755,000	1,849,559
Denver City and County,
Special Facilities Airport
Revenue (United Air Lines
Project)	5.75	10/1/32	3,000,000	2,950,920
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	7,000,000	7,358,540
Connecticut--3.7%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	9,253,980
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,989,835
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	6.25	1/1/31	1,000,000	1,045,090
District of Columbia--2.7%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000	7,559,546
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	3,700,000	3,704,588
Florida--6.6%
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	1,825,000	1,697,159
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	2,300,000	2,138,885
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,552,858
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,400,000	7,399,408
Jacksonville Economic Development

Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	2,595,000	2,589,135
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 a	73,752
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,675,000	3,786,095
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/12	3,000,000 a	3,338,730
Georgia--2.5%
Atlanta,
Airport Revenue (Insured; FSA)	5.25	1/1/25	3,000,000	3,063,630
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,390,200
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,180,000	2,277,926
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,760,566
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	320,000	326,656
Illinois--7.9%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,805,000	1,840,179
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; XLCA)	6.00	1/1/29	5,000,000	5,363,450
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	4,000,000	3,776,880
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,062,500
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 a	5,363,000
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 a	11,577,326
Indiana--1.6%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,000,000 a	6,505,020
Louisiana--2.3%

Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,000,000	1,937,920
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	3,000,000	3,032,940
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	4,700,000	4,703,243
Maryland--1.3%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,451,723
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,107,273
Massachusetts--2.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	2,000,000 a	2,416,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	123,811
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	5,831,160
Michigan--4.8%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	4,103,800
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,420,000	8,290,164
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	7,500,000	7,534,875
Minnesota--1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	1,240,000	1,284,938
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,070,860
Mississippi--.8%
Mississippi Business Finance
Corporation, PCR (System

Energy Resources, Inc. Project)	5.90	5/1/22	3,160,000	3,190,462
Nebraska--.2%
Nebraska Investment Finance
Authority, SFMR	7.31	3/1/26	1,000,000 b,c	1,016,740
Nevada--2.8%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	3,005,730
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	8,000,000 a	8,482,720
New Hampshire--3.5%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	2,690,000	2,774,816
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	6,000,000	6,189,180
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,488,506
New Jersey--6.0%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	4,661,534
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,095,000 a	11,723,223
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000	4,477,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,000,000	4,334,250
New York--4.8%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,475,680
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	10,000,000	11,488,800
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,177,480
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	795,666
North Carolina--1.4%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,647,150
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,030,000	3,063,209
Ohio--5.3%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,784,130
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	10,000,000 a	10,437,200
Ohio Air Quality Development
Authority, PCR (The Cleveland
Electric Illuminating Company
Project) (Insured; ACA)	6.10	8/1/20	2,400,000	2,445,048
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	6.15	3/1/29	1,510,000	1,540,200
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)
(Insured; ACA)	6.10	8/1/20	4,000,000	4,075,080
Oklahoma--3.5%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/09	6,750,000 a	7,028,977
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,250,000	2,330,168
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,105,000 a	2,204,630
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	2,895,000	3,002,810

Pennsylvania--3.5%
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; MBIA)	6.13	3/1/09	4,750,000 a	4,960,710
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority, SWDR (USG
Corporation Project))	6.00	6/1/31	7,000,000 c,d	7,047,005
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,000,000	2,174,100
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	241,000	241,492
Rhode Island--.8%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facilities Revenue
(University of Rhode Island -
Auxiliary Enterprise Revenue
Issue) (Insured; MBIA)	5.88	9/15/09	3,000,000 a	3,155,700
South Carolina--10.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	19,000,000 a,c,d	20,797,685
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,350,070
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	5,000,000 a	5,248,050
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	6,500,000	6,731,075
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	3,280,000	3,324,378
Tennessee--6.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	2,000,000	2,274,720
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States

Health Alliance)	7.50	7/1/33	4,875,000	5,531,029
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000	5,732,040
Shelby County Health Educational
and Housing Facility Board,
Revenue (Saint Jude
Children's Research Hospital)	5.00	7/1/36	2,250,000	2,248,133
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/21	9,000,000	9,274,950
Tennessee Housing Development
Agency (Homeownership Program)	6.00	1/1/28	1,445,000	1,456,603
Texas--22.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	2,000,000	1,921,040
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	5,000,000	4,694,200
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	3,000,840
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,715,025
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	5,194,650
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 a	7,694,540
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; MBIA)	0.00	11/15/31	9,685,000	2,654,465
Katy Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	6.13	2/15/09	10,000,000 a	10,349,700
Lubbock Housing Financing
Corporation, SFMR
(Collateralized: FNMA and GNMA)	6.70	10/1/30	1,430,000	1,434,361
Sabine River Authority,

PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	4,986,436
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	8,510,000	8,751,344
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	4,084,766
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.16	7/2/24	1,200,000 b	1,265,604
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,205,000	5,232,066
Texas Transportation Commission,
GO (Mobility Fund) (Insured;
FGIC)	4.50	4/1/35	7,500,000	7,047,450
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	6,775,000	6,913,278
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,728,167
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.75	11/1/25	5,850,000	5,889,195
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	3,000,000	3,059,340
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	4,044,400
Virginia--6.1%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	7.67	8/23/27	7,500,000 b	9,524,775
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	2,000,000 a	2,206,900
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.10	10/1/35	4,900,000	4,760,889
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,771,255
Washington--3.7%
Washington Higher Education

Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	5,000,000	5,209,650
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 a	10,435,000
Wisconsin--7.7%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	9,080,000 c,d	9,296,376
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	14,570,000	15,356,051
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,752,120
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	1,939,560
Wyoming--1.2%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	5,000,000	4,940,100
U.S. Related--1.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	295,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	5,000,000	5,122,100
Total Investments (cost $606,328,017)			146.9%	613,222,501
Liabilities, Less Cash and Receivables			(2.3%)	(9,768,496)
Preferred Stock, at redemption value			(44.6%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	417,454,005

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $38,157,806 or 9.1% of net assets applicable to Common Shareholders.
d	Collateral for floating rate borrowings.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance
Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)